Related party transactions (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Dec. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Accounts payable and accrued liabilities		$ 0.2	$ 0.4	$ 0.1
Amounts payable, related party transactions		1.0	1.3
Mason Resources [Member]
Admininstrative services agreement		0.7	0.8
Termination charges	$ 0.3
Amounts receivable, related party transactions		$ 0.0	$ 0.2